Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Treasury Stock Purchases
The following table provides details of our share repurchases during 2014, 2013 and 2012:

	Liberty Global Class A ordinary shares or LGI Series A common stock		Liberty Global Class C ordinary shares or LGI Series C common stock
Purchase date	Shares purchased	Average price paid per share (a)	Shares purchased	Average price paid per share (a)	Total cost (a)
					in millions
Shares purchased pursuant to repurchase programs during:
2014	8,062,792	$42.19	28,401,019	$44.25	$1,596.9
2013	6,550,197	$37.70	24,761,397	$36.55	$1,151.9
2012	5,611,380	$27.30	32,782,838	$25.24	$980.7
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(a)	Includes direct acquisition costs and the effects of derivative instruments, where applicable.